Operating Lease Arrangements	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Abstract]
Operating Lease Arrangements
36.	OPERATING LEASE ARRANGEMENTS
a.	The Company as lessee

Except for the ST-2 satellite referred in Note 40 to the consolidated financial statements, the Company entered into several lease agreements for base stations located all over in Taiwan.  The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Within one year	$2,918	$3,439
Longer than one year but within five years	5,796	6,375
Longer than five years	779	744
	$9,493	$10,558

b.	The Company as lessor

The Company leases out some land and buildings.  The future aggregate minimum lease collection under non-cancellable operating leases are as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Within one year	$353	$344
Longer than one year but within five years	659	580
Longer than five years	243	206
	$1,255	$1,130